Income Taxes (Details) - BFLY Operations Inc - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Tax provision		$ 40
valuation allowance increased	$ 39,600	39,600	$ 25,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	330,200	330,200	205,500
Net operating loss ("NOL") carryforwards, subject to expire	73,700	73,700
Net operating loss ("NOL") carryforwards, carried forward indefinitely	256,500	256,500
Federal and state tax credits	6,100
State
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	232,100	$ 232,100	$ 166,800
Federal and state tax credits	$ 600